DERIVATIVE FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2024
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVE FINANCIAL INSTRUMENTS	DERIVATIVE FINANCIAL INSTRUMENTS
The following tables present information about our hedge instruments measured at fair value on a recurring basis as of December 31, 2024 and December 31, 2023 all of which utilize Level 2 inputs under the fair value hierarchy:

(In thousands)	Balance Sheet Classification	December 31, 2024	December 31, 2023
Assets:
Derivatives not designated as hedging instruments:
Foreign currency forward exchange contracts	Prepaid expenses and other current assets	$697	$313
		$697	$313

Liabilities:
Derivatives designated as hedging instruments:
Foreign currency forward exchange contracts	Accrued liabilities	$—	$2,440

Derivatives not designated as hedging instruments:
Foreign currency forward exchange contracts	Accrued liabilities	$3	$—
		$3	$2,440

	December 31, 2024
			Gross Amounts Not Offset in the Consolidated Balance Sheet, but Have Rights to Offset
(In thousands)	Gross Amounts	Net Amounts Presented	Financial Instruments
Derivative assets	$697	$697	$697
Derivative liabilities	3	3	3

	December 31, 2023
			Gross Amounts Not Offset in the Consolidated Balance Sheet, but Have Rights to Offset
(In thousands)	Gross Amounts	Net Amounts Presented	Financial Instruments
Derivative assets	$313	$313	$313
Derivative liabilities	2,456	2,456	2,456
We recorded a loss of $0.5 million, $2.9 million, and $1.5 million on these derivative instruments during fiscal year 2024, 2023 and 2022 respectively under “Other, net” in the Consolidated Statements of Operations.
As of December 31, 2023, there was a cumulative loss of $1.4 million recorded in “Accumulated Other Comprehensive Loss” (“OCL”) in connection with the derivatives designated as cash flow hedges. During fiscal year 2024, we recognized an unrealized gain of $1.7 million and reclassified $0.3 million of gain from OCL to profit or loss, with a net gain on derivatives of $1.4 million in the OCL. As of December 31, 2024, the cumulative gain in OCL for the derivatives was $0.0 million.
During fiscal year 2023, we recognized an unrealized loss of $5.1 million and reclassified $9.2 million of loss from OCL to profit or loss, with a net gain on derivatives of $4.1 million in the OCL.
We classify cash flows related to derivative financial instruments as operating activities in our Consolidated Statements of Cash Flows.
Foreign Currency Exchange Risk
Designated Derivatives Hedging Cash Flow Exposure
Our cash flow exposure primarily relates to anticipated third-party foreign currency revenues and expenses. We derive a portion of our revenues in foreign currencies as part of our ongoing business operations. In addition, a portion of our assets are held in foreign currencies. We enter into foreign currency option contracts and foreign currency forward exchange contracts designated as cash flow hedges to hedge certain forecasted revenue transactions denominated in Euros and Australian dollars. We also enter into foreign currency forward contracts designated as cash flow hedges to hedge certain forecasted purchase transactions denominated in Chinese Renminbi. Our foreign currency forward and option contracts are entered into for periods consistent with the related underlying exposures and do not constitute positions that are independent of those exposures. There were no outstanding foreign currency forward exchange denominated in Chinese Renminbi designated as cashflow hedges as at December 31, 2024 and December 31, 2023.

As of December 31, 2023, the derivatives designated as hedging instruments for either gross external or intercompany revenue up to our net economic exposure had notional values of $111.8 million. These derivatives have a maturity of ten months or less as of December 31, 2023. The effective portion of these cash flow hedges is reclassified into revenue when third-party revenue is recognized in our Consolidated Statements of Operations. There are no derivatives designated as hedging instruments as of December 31, 2024 due to the sale of the “rest-of-the-world” distributed generation business through the sale of 100% of the equity interests in certain direct and non-direct non-U.S. subsidiaries of the Company to TZE for which the forecast transactions arise from.
Non-Designated Derivatives Hedging Transaction Exposure
Derivatives not designated as hedging instruments consist of forward contracts used to hedge re-measurement of foreign currency denominated monetary assets and liabilities primarily for intercompany transactions, receivables from customers, and payables to third parties. Changes in exchange rates between our subsidiaries’ functional currencies and the currencies in which these assets and liabilities are denominated can create fluctuations in our reported consolidated financial position, results of operations and cash flows. As of December 31, 2024, to hedge balance sheet exposure, we held foreign currency forward contracts with an aggregate notional value of $12.0 million. These foreign currency forward contracts have maturity of nine months or less. As of December 31, 2023, to hedge balance sheet exposure, we held foreign currency forward contracts with an aggregate notional value of $26.3 million. These contracts matured during fiscal year 2024.
Credit Risk
Our option and forward contracts do not contain any credit-risk-related contingent features. We are exposed to credit losses in the event of nonperformance by the counterparties to these option and forward contracts. We enter into derivative contracts with high-quality financial institutions and limit the amount of credit exposure to any single counterparty. In addition, we continuously evaluate the credit standing of our counterparties.